Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents
Cash and cash equivalents includes an amount of $152,102,400 (2016: $151,767,426) that is being held in the Trust Account (see also Note 1) and can be detailed as follows:

in USD	2017	2016

Cash	246,045	4,933
Held-to-maturity investments	151,856,355	151,762,493
Total cash equivalents	152,102,400	151,767,426